Financial instruments and risk management (Details 13 - Textuals 2) $ in Thousands	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2022 USD ($) R$ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Financial instruments and risk management
Cash and cash equivalents	R$ 185,727,000		R$ 135,727,000		R$ 162,827,000	R$ 79,500,000
Financial investments	R$ 96,299,000	$ 18,456	798,786,000	$ 143,139
Zero-cost collar
Financial instruments and risk management
Purchase and sale agreement for derivative financial instruments, fair value			R$ (25,000)
Net premium of contracted derivatives | R$ / shares	0	0
Revolving credit facility
Financial instruments and risk management
Credit facility, maximum borrowing capacity	R$ 54,786,000	$ 10,500
Revolving credit facility | Brazilian real per US dollar
Financial instruments and risk management
Exchange rate variation in the year	5.2177